Investment Securities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) security	Dec. 31, 2016 USD ($) security	Dec. 31, 2015 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Loss on sale of security	$ 0	$ (7,611)	$ 0
Number of securities in continuous unrealized loss position, less than 12 months | security	3	7
Number of securities in continuous unrealized loss position, greater than 12 months | security	8	3
Available for sale [Abstract]
Amortized cost	$ 38,198	$ 45,436
Gross unrealized gains	229	235
Gross unrealized losses	436	508
Other than temporary impairments in OCI	0	309
Fair value	37,991	44,854
Amortized Cost
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	500
Due after ten years	500
Residential mortgage-backed securities and collateralized mortgage obligations	37,198
Total available for sale	38,198
Fair Value
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	500
Due after ten years	533
Residential mortgage-backed securities and collateralized mortgage obligations	36,958
Total available for sale	37,991	44,854
Available for sale [Abstract]
Less Than 12 Months, Fair Value	2,729	17,519
Less Than 12 Months, Unrealized Losses	16	484
12 Months or Greater, Fair value	15,117	1,077
12 Months or Greater, Unrealized Losses	420	24
Total, Fair Value	17,846	18,596
Total, Unrealized Losses	436	508
Held to maturity [Abstract]
Amortized cost	2,268	2,224
Fair value	2,468	2,441
Amortized Cost
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	2,268
Due after ten years	0
Total held to maturity	2,268	2,224
Fair Value
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	2,468
Due after ten years	0
Total held to maturity	2,468	2,441
Carrying value of securities pledged to secure public deposits	$ 32,500	23,100
Trust Preferred Securities
Schedule of Available-for-sale Securities [Line Items]
Number of securities sold | security	1
Loss on sale of security	$ 44
Corporate debt obligations
Available for sale [Abstract]
Amortized cost	1,000	1,000
Gross unrealized gains	33	11
Gross unrealized losses	0	0
Other than temporary impairments in OCI	0	0
Fair value	1,033	1,011
Fair Value
Total available for sale	1,033	1,011
Residential mortgage-backed securities
Available for sale [Abstract]
Amortized cost	37,105	43,530
Gross unrealized gains	194	218
Gross unrealized losses	436	508
Other than temporary impairments in OCI	0	0
Fair value	36,863	43,240
Fair Value
Total available for sale	36,863	43,240
Available for sale [Abstract]
Less Than 12 Months, Fair Value	2,729	17,519
Less Than 12 Months, Unrealized Losses	16	484
12 Months or Greater, Fair value	15,117	1,077
12 Months or Greater, Unrealized Losses	420	24
Total, Fair Value	17,846	18,596
Total, Unrealized Losses	$ 436	508
Collateralized Debt Obligations [Abstract]
Number of securities issued | security	11
Collateralized mortgage obligations
Available for sale [Abstract]
Amortized cost	$ 93	160
Gross unrealized gains	2	6
Gross unrealized losses	0	0
Other than temporary impairments in OCI	0	0
Fair value	95	166
Fair Value
Total available for sale	95	166
Collateralized debt obligations
Available for sale [Abstract]
Amortized cost	0	746
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Other than temporary impairments in OCI	0	309
Fair value	0	437
Fair Value
Total available for sale	0	437
States and political subdivisions
Held to maturity [Abstract]
Amortized cost	2,268	2,224
Gross unrealized gains	200	187
Gross unrealized losses	0	0
Other than temporary impairments in OCI	0	0
Fair value	2,468	2,411
Amortized Cost
Total held to maturity	2,268	2,224
Fair Value
Total held to maturity	$ 2,468	$ 2,411